SCHEDULE OF OTHER INFORMATION RELATED TO LEASES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Leases
Operating cash flows used for operating leases	$ 328	$ 246
Operating cash flows for finance leases	279	242
Financing cash flows for finance leases	$ 50	$ 36